Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 11,619	$ 10,683	$ 5,800	$ 32,562	$ 13,987
Interest expense		8,383	7,496	2,564	22,934	4,531
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		10,322	9,440	4,956	28,810	11,971
Interest expense		8,006	7,148	2,348	21,890	4,054
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		697	659	229	1,955	432
Other [member]
Analysis Of Income And Expense [line items]
Interest income		600	584	615	1,797	1,584
Interest expense		$ 377	$ 348	$ 216	$ 1,044	$ 477

[1]	Interest income included $11.0 billion for the quarter ended July 31, 2023 (April 30, 2023: $10.1 billion; July 31, 2022: $5.2 billion) and $30.8 billion for the nine months ended July 31, 2023 (July 31, 2022: $12.4 billion), calculated based on the effective interest rate method.